NET FINANCE INCOME/(EXPENSE) - Schedule of Net Finance Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income [Abstract]
Interest income on cash and cash equivalents/investments	$ 43	$ 18	$ 1
Other finance income	0	1	3
Finance income	43	19	4
Finance costs [Abstract]
Interest expense on borrowings	(27)	(20)	(16)
Interest expense on lease liabilities	(3)	(2)	(2)
Interest expense on legal matters, including the effect of discounting	(7)	(7)	(8)
Other finance expense	(1)	0	(1)
Finance expense	(38)	(29)	(27)
Net finance income/(expense)	$ 5	$ (10)	$ (23)